Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Subsidiaries, VIEs and VIEs' Subsidiaries
As of December 31, 2020, details of the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

Major subsidiaries
Momo Technology HK Company Limited (“Momo HK”)
Beijing Momo Information Technology Co., Ltd. (“Beijing Momo IT”)
Qool Media HongKong Limited (“QOOL HK”)
Tantan Limited (“Tantan”)
Tantan Hong Kong Limited (“Tantan HK”)
Tantan Technology (Beijing) Co., Ltd. (“Tantan Technology”)
QOOL Media Inc. (“QOOL Inc.”)
QOOL Media Technology (Tianjin) Co., Ltd. (“QOOL Media”)
SpaceCape Inc. (“SpaceCape Inc.”)
SpaceCape Technology Pte.Ltd. (“SpaceCape Singapore”)
MatchUp UK Limited (“Tantan MatchUp”)
Major VIEs
Beijing Momo Technology Co., Ltd. (“Beijing Momo”) *
QOOL Media (Tianjin) Co., Ltd. (“QOOL Tianjin”) *
Tantan Culture Development (Beijing) Co., Ltd. (“Tantan Culture”) *
Hainan Miaoka Network Technology Co., Ltd. (“Miaoka”) *
Major VIEs’ subsidiaries
Chengdu Momo Technology Co., Ltd. (“Chengdu Momo”) *
Tianjin Heer Technology Co., Ltd. (“Tianjin Heer”) *
Loudi Momo Technology Co., Ltd. (“Loudi Momo”) *
Momo Pictures Co., Ltd. (“Momo Pictures”) *
Tianjin Laifu Culture Development Co., Ltd. (“Tantan Laifu”) *
Tianjin Apollo Exploration Culture Co., Ltd. (“Tantan Apollo”) *

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions
The following consolidated financial statements amounts and balances of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions as of and for the years ended December 31:

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	1,147,848	1,311,713
Short-term deposits	800,000	604,500
Other current assets	680,494	544,615
Total current assets	2,628,342	2,460,828
Long-term deposits	—	950,000
Long-term investments	495,905	454,996
Other non-current assets	230,634	264,825
Total assets	3,354,881	4,130,649
Accounts payable	611,471	607,430
Deferred revenue	497,166	501,695
Other current liabilities	403,546	402,265
Total current liabilities	1,512,183	1,511,390
Other non-current liabilities	26,738	58,984
Total liabilitie s	1,538,921	1,570,374

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	13,408,421	17,001,337	14,902,691
Net income	6,292,183	8,511,991	6,734,471
Net cash provided by operating activities	5,913,709	9,125,496	6,906,938
Net cash used in investing activities	(151,546)	(881,828)	(757,949)
Net cash provided by financing activities	—	11,000	—